Stockholders' Equity - Schedule of Common Stock Outstanding Roll Forward (Details) - shares	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Increase (Decrease) In Common Stock [Roll Forward]
Shares purchased under authorized repurchase plan (in shares)			(1,500,000)
Class A
Increase (Decrease) In Common Stock [Roll Forward]
Common stock beginning balance (in shares)		13,501,017	8,811,220
Common stock issuance - CIT Merger (in shares)	0		6,140,010
Restricted stock units vested, net of shares held to cover taxes (in shares)		13,916	49,787
Shares purchased under authorized repurchase plan (in shares)	0		(1,500,000)
Common stock ending balance (in shares)	13,501,017	13,514,933	13,501,017
Class B
Increase (Decrease) In Common Stock [Roll Forward]
Common stock beginning balance (in shares)		1,005,185	1,005,185
Common stock issuance - CIT Merger (in shares)		0	0
Restricted stock units vested, net of shares held to cover taxes (in shares)		0	0
Shares purchased under authorized repurchase plan (in shares)		0	0
Common stock ending balance (in shares)	1,005,185	1,005,185	1,005,185